Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000242227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LGIM America Commodity Strategy Fund, Institutional Class Shares
Without Sales Load [Member] | C000242227
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	3.76%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	38.02%	22.91%
Bloomberg Commodity Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index (TR) (USD)
Average Annual Return, Percent	(1.18%)	1.28%
80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index
Average Annual Return, Percent	1.69%	1.33%